UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	<<December 31, 1998>>

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	<<C. Stuart Walton>>
Address:	<<Four Maritime Plaza>>
		<<San Francisco, CA  94111>>

Form 13F File Number:	28-04509

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	<<C. Stuart Walton>>
Title:	_____________________________
Phone:	<<(415) 274-6873>>

Signature, Place and Date of Signing:

		C. Stuart Walton		<<San Francisco>>	<<May 19, 1999>>
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

<<X>>	13F HOLDINGS REPORT.  (Check here if all holdings of this
		reporting 	manager are reported in this report.)

___		13F 	NOTICE.  (Check here if no holdings reported are in this
		report, and all holdings are reported by other reporting manager(s).)

___		13F COMBINATION REPORT.  (Check here if a portion of the holdings
		for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

(Omitted)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			<<0>>

Form 13F Information Table Entry Total:		<<41>>

Form 13F Information Table Value Total:		<<113,447,534>>


List of Other Included Managers:

NONE


NAME OF ISSUER                 TITLE OF   CUSIP     VALUE        SHARES  INV.                          MGR    AUTH
                                CLASS                                    SOLE                                 SOLE

SELECT COMFORT CORP.        OTC IS  81616X103 1,150,031   43,500N X                          117   43,500
AMERICA ONLINE INC-DBL      COMMON  02364J104 3,878,125   25,000N X                          117   25,000
APPLIED MAGNETICS CORP.     COMMON  038213104   618,750  100,000N X                          117   100,000
ARDENT SOFTWARE INC         OTC IS  039794102 1,150,000   50,000N X                          117   50,000
COMPAQ COMPUTER CORP.       COMMON  204493100 2,100,000   50,000N X                          117   50,000
CISCO SYSTEMS INC.          OTC IS  17275R102 4,640,625   50,000N X                          117   50,000
CYBEROPTICS CORP.           OTC IS  232517102   700,000   50,000N X                          117   50,000
ELECTROGLAS INC.            OTC IS  285324109   587,500   50,000N X                          117   50,000
ELECTRONIC ARTS INC.        OTC IS  285512109 2,806,250   50,000N X                          117   50,000
FINGERHUT COMPANIES INC.    COMMON  317867109 3,087,500  200,000N X                          117   200,000
FILENET CORP                OTC IS  316869106 1,146,875  100,000N X                          117   100,000
FLEXTRONICS INT LTD         OTC IS  Y2573F102 2,140,625   25,000N X                          117   25,000
GENERAL ELECTRIC CO.        COMMON  369604103 5,100,000   50,000N X                          117   50,000
HUTCHINSON TECHNOLOGY INC.  OTC IS  448407106 3,562,500  100,000N X                          117   100,000
INFORMIX CORP               OTC IS  456779107   987,500  100,000N X                          117   100,000
IN FOCUS SYSTEMS INC.       OTC IS  452919103 1,775,000  200,000N X                          117   200,000
INTEL CORP.                 OTC IS  458140100 8,892,188   75,000N X                          117   75,000
I2 TECHNOLOGIES INC.        OTC IS  465754109   759,375   25,000N X                          117   25,000
JABIL CIRCUIT INC.          COMMON  466313103 3,725,000   50,000N X                          117   50,000
KOMAG INC.                  OTC IS  500453105 1,556,250  150,000N X                          117   150,000
LEVEL ONE  COMMUNICATIONS   OTC IS  527295109   887,500   25,000N X                          117   25,000
MEDIMMUNE INC.              OTC IS  584699102 4,971,875   50,000N X                          117   50,000
MICROSOFT CORP              OTC IS  59491810410,401,563   75,000N X                          117   75,000
NOKIA CORP SPONSORED ADR    PREFER  654902204 9,032,813   75,000N X                          117   75,000
OFFICEMAX INC.              COMMON  67622M108 1,225,000  100,000N X                          117   100,000
PLATINUM SOFTWARE CORP      OTC IS  72764R105 1,281,250  100,000N X                          117   100,000
QUANTUM CORP.               OTC IS  747906105 2,125,000  100,000N X                          117   100,000
READ RITE CORP              OTC IS  755246105 2,217,188  150,000N X                          117   150,000
SANMINA CORP                OTC IS  800907107 1,562,500   25,000N X                          117   25,000
STARBUCKS CORP.             OTC IS  855244109 2,806,250   50,000N X                          117   50,000
SYSTEMS & COMPUTER TECHNOL  OTC IS  871873105   687,500   50,000N X                          117   50,000
SECURITY DYNAMICS TECHNOL   OTC IS  814208104 1,150,000   50,000N X                          117   50,000
SEAGATE TECHNOLOGY INC.     COMMON  811804103 3,025,000  100,000N X                          117   100,000
SYMANTEC CORP.              OTC IS  871503108 4,350,000  200,000N X                          117   200,000
AT&T CORP.                  COMMON  001957109 9,468,750  125,000N X                          117   125,000
T*HQ INC                    OTC IS  872443403 1,400,000   50,000N X                          117   50,000

VALENCE TECHNOLOGY INC      OTC IS  918914102   253,750   35,000N X                          117   35,000
VERITAS SOFTWARE CORP       OTC IS  923436109 1,498,438   25,000N X                          117   25,000
VISIO CORP                  OTC IS  927914101   914,063   25,000N X                          117   25,000
WESTERN DIGITAL CORP        COMMON  958102105 3,012,500  200,000N X                          117   200,000
ZOMAX OPTICAL MEDIA INC.    OTC IS  989929104   812,500   50,000N X                          117   50,000



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